UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/11

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active Midcap Fund

(formerly, Dreyfus New Leaders Fund)

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Active Midcap Fund

March 31, 2011 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--14.1%
Autoliv	99,700a	7,400,731
AutoZone	6,400b	1,750,784
Bob Evans Farms	11,500	374,900
DeVry	9,300	512,151
GameStop, Cl. A	152,300a,b	3,429,796
Gannett	384,800a	5,860,504
H&R Block	229,500a	3,841,830
ITT Educational Services	87,800a,b	6,334,770
Ross Stores	25,600	1,820,672
TRW Automotive Holdings	71,200b	3,921,696
VF	44,400a	4,374,732
Warnaco Group	119,100a,b	6,811,329
Washington Post, Cl. B	11,400a	4,988,184
Whirlpool	76,200a	6,504,432
Williams-Sonoma	110,600a	4,479,300
Wynn Resorts	24,200	3,079,450
		65,485,261
Consumer Staples--7.8%
Cheesecake Factory	107,000b	3,219,630
Church & Dwight	77,300	6,132,982
Coca-Cola Enterprises	261,600	7,141,680
ConAgra Foods	24,400	579,500
Constellation Brands, Cl. A	98,800b	2,003,664
Dr. Pepper Snapple Group	192,200	7,142,152
Energizer Holdings	18,200b	1,295,112
Hershey	20,400a	1,108,740
Safeway	5,700a	134,178
Tyson Foods, Cl. A	387,100	7,428,449
		36,186,087
Energy--9.5%
Arch Coal	201,100a	7,247,644
Cimarex Energy	52,500	6,050,100
EXCO Resources	43,100	890,446
Forest Oil	166,500b	6,298,695
McDermott International	52,700b	1,338,053
Murphy Oil	80,000	5,873,600
Peabody Energy	3,500	251,860
SEACOR Holdings	1,700a	157,182
Valero Energy	266,100	7,935,102
Whiting Petroleum	111,000b	8,152,950
		44,195,632
Financial--15.6%
American Financial Group	108,100	3,785,662
Annaly Capital Management	279,400a,c	4,875,530
Apartment Investment & Management,

Cl. A	80,900a,c	2,060,523
Aspen Insurance Holdings	49,500	1,364,220
City National	58,500a	3,337,425
Comerica	98,100	3,602,232
Endurance Specialty Holdings	37,600a	1,835,632
Fifth Third Bancorp	346,700	4,812,196
Host Hotels & Resorts	123,200c	2,169,552
Moody's	201,900a	6,846,429
Plum Creek Timber	900a,c	39,249
Rayonier	26,500c	1,651,215
Reinsurance Group of America	87,800a	5,512,084
SEI Investments	218,600a	5,220,168
SL Green Realty	49,900a,c	3,752,480
SVB Financial Group	62,900a,b	3,580,897
T. Rowe Price Group	30,600a	2,032,452
Torchmark	78,600a	5,225,328
Unum Group	76,200a	2,000,250
Waddell & Reed Financial, Cl. A	136,200a	5,531,082
Weyerhaeuser	144,500c	3,554,700
		72,789,306
Health Care--11.7%
C.R. Bard	59,500a	5,908,945
Cephalon	112,100a,b	8,494,938
CIGNA	172,200	7,625,016
Endo Pharmaceuticals Holdings	50,700b	1,934,712
Forest Laboratories	30,100b	972,230
Health Net	173,200a,b	5,663,640
Humana	108,000b	7,553,520
Life Technologies	100,400b	5,262,968
Varian Medical Systems	32,100b	2,171,244
Waters	72,600a,b	6,308,940
Watson Pharmaceuticals	49,500b	2,772,495
		54,668,648
Industrial--9.7%
Alaska Air Group	104,000b	6,595,680
Cummins	8,800	964,656
Gardner Denver	2,900	226,287
Kennametal	100,200a	3,907,800
L-3 Communications Holdings	86,700a	6,789,477
Oshkosh	31,600b	1,118,008
Owens Corning	90,200a,b	3,246,298
Southwest Airlines	414,300a	5,232,609
Textron	242,800a	6,650,292
Timken	126,100	6,595,030
Toro	56,100	3,714,942
		45,041,079
Information Technology--17.4%
Amdocs	178,700b	5,155,495
CA	170,300	4,117,854
Cadence Design Systems	91,500a,b	892,125
Computer Sciences	124,400a	6,062,012
Convergys	17,600a,b	252,736

DST Systems	65,400a	3,454,428
Fairchild Semiconductor
International	328,600b	5,980,520
Fiserv	75,700b	4,747,904
IAC/InterActiveCorp	205,600a,b	6,350,984
Lam Research	83,600b	4,736,776
Lender Processing Services	177,300	5,707,287
Lexmark International, Cl. A	159,600a,b	5,911,584
Novellus Systems	57,700b	2,142,401
Plantronics	169,400	6,203,428
RF Micro Devices	456,500a,b	2,926,165
SanDisk	143,900b	6,632,351
Vishay Intertechnology	347,100a,b	6,157,554
WebMD Health	68,800a,b	3,675,296
		81,106,900
Materials--5.4%
Ball	66,400	2,380,440
Domtar	71,300a	6,543,914
Ecolab	54,700	2,790,794
Lubrizol	50,600	6,778,376
Minerals Technologies	22,000	1,507,440
Sealed Air	3,500a	93,310
Titanium Metals	268,200a,b	4,983,156
		25,077,430
Telecommunication Services--1.3%
EchoStar, Cl. A	19,900b	753,215
NII Holdings	91,400b	3,808,638
Telephone & Data Systems	39,200	1,321,040
		5,882,893
Utilities--7.4%
American Water Works	2,897	81,261
CMS Energy	253,300a	4,974,812
DPL	176,500a	4,837,865
DTE Energy	111,000	5,434,560
Great Plains Energy	288,900	5,783,778
Questar	358,100a	6,248,845
Westar Energy	67,200a	1,775,424
Wisconsin Energy	179,000	5,459,500
		34,596,045
Total Common Stocks
(cost $380,965,081)		465,029,281

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,069,000)	1,069,000[d]	1,069,000

Investment of Cash Collateral for
Securities Loaned--27.4%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $127,662,428)	127,662,428[d]	127,662,428

Total Investments (cost $509,696,509)	127.5%	593,760,709
Liabilities, Less Cash and Receivables	(27.5%)	(128,056,057)
Net Assets	100.0%	465,704,652

a Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $131,488,457 and the value of the collateral held by the fund was $134,638,521, consisting of cash collateral of $127,662,428 and U.S. Government and Agency securities valued at $6,976,093.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $509,696,509.

Net unrealized appreciation on investments was $84,064,200 of which $84,443,285 related to appreciated investment securities and $379,085 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	27.6
Information Technology	17.4
Financial	15.6
Consumer Discretionary	14.1
Health Care	11.7
Industrial	9.7
Energy	9.5
Consumer Staples	7.8
Utilities	7.4
Materials	5.4
Telecommunication Services	1.3
127.5
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	457,628,550	-	-	457,628,550
Equity Securities - Foreign+	7,400,731	-	-	7,400,731
Mutual Funds	128,731,428	-	-	128,731,428

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date: May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)